Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

37. Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control or jointly control the other party or to exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are under common control or if both entities are joint ventures of the same entity. Members of key management and their close family members are also considered as related parties of the Group.

The following significant transactions were carried out between the Group and its related parties during the years presented. In the opinion of the Directors of the Company, the related party transactions were carried out in the ordinary course of business and at terms negotiated between the Group and the respective related parties.

(a)Significant transactions with related parties
●	Transactions with certain shareholders

The Group has commercial arrangements with two of the Group’s shareholders in the ordinary course of business, namely Alibaba and its subsidiaries (“Alibaba Group”), and Tencent and its subsidiaries (“Tencent Group”).

Transactions with Alibaba Group prior to April 16, 2025

The Group has commercial arrangements with Alibaba Group primarily related to ride hailing and enterprise solutions services. The services provided to Alibaba Group are conducted on an arm’s length basis compared with similar unrelated parties. All the revenues generated from Alibaba Group amounted to RMB157,375 and RMB204,138 for the years ended December 31, 2023 and 2024, respectively.

The Group also has commercial arrangement with Alibaba Group primarily related to cloud communication services, colocation services and information technology platform services. The costs and expenses related to these services that were provided by Alibaba Group amounted to RMB103,539 and RMB142,702 for the years ended December 31, 2023 and 2024, respectively.

On April 16, 2025, Alibaba Group no longer had any significant influence over the group and was not considered a related party of the Group from and after that date. During the period from January 1, 2025 to April 15, 2025, the revenues generated from Alibaba Group amounted to RMB51,280 and the costs and expenses related to services provided by Alibaba Group amounted to RMB40,946.

Transactions with Tencent Group

The Group has commercial arrangements with Tencent Group primarily related to ride hailing and enterprise solutions services and online advertising services. The services provided to Tencent Group are conducted on an arm’s length basis compared with similar unrelated parties. All the revenues generated from Tencent Group amounted to RMB59,743, RMB86,142, and RMB126,945 for the years ended December 31, 2023, 2024, and 2025, respectively.

The Group also has commercial arrangements with Tencent Group primarily related to payment processing services, colocation services as well as promotion services. The costs and expenses related to these services that were provided by Tencent Group amounted to RMB1,378,110, RMB1,510,770, and RMB1,455,117 for the years ended December 31, 2023, 2024, and 2025, respectively.

In addition, the Group has made certain financing transactions together with Softbank. The agreements for Softbank’s investments in those financing transactions were disclosed in Note 33.

●	Transactions with other investees

The Group has commercial arrangements with certain of its investees to provide or receive technical support services and other services. The amounts relating to these services provided or received are not significant. The Group also entered into loan agreements with some investees.

37. Related party transactions (Continued)

(b)Year end balances with related parties

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB

(i) Due from related parties
Alibaba Group and Tencent Group*	81,496	93,668	72,409
Others**	415,778	260,043	237,714
	497,274	353,711	310,123

(ii) Due to related parties
Alibaba Group and Tencent Group*	263,646	236,156	110,072
Others	67,727	179,082	32,155
	331,373	415,238	142,227
*

On April 16, 2025, Alibaba Group was no longer considered a related party of the Group from and after that date. Therefore, the transaction balance with Alibaba Group was not related party transaction balance as of December 31, 2025.

**

The Group entered into loan agreements with certain investees. Pursuant to these agreements, the Group’s balance of loans to investees was RMB314,573, RMB200,312, and RMB63,480 as of December 31, 2023, 2024, and 2025, respectively.

(c)Key management compensation

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Fees	—	—	—
Basic salaries, bonuses, social security and others	44,650	36,605	42,078
Pension costs – defined contribution plans	530	357	255
Share-based compensation expenses	372,708	281,298	114,330
Total	417,888	318,260	156,663